JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Small Cap Equity Portfolio
(Class 2 Shares)

Supplement dated April 11, 2007 to the Portfolio’s
Statement of Additional Information dated November 1, 2006

The following section replaces the information contained in the Statement of Additional Information, dated November 1, 2006, under the heading “Portfolio Managers — Other Accounts Managed” with respect to Glenn Gawronski and Christopher M. Jones in the sections providing information about the JPMorgan Insurance Trust Small Cap Equity Portfolio:

PORTFOLIO MANAGERS

Other Accounts Managed (As of December 31, 2006)

The following table shows information regarding all of the other accounts managed by Christopher T. Blum and Dennis S. Ruhl, portfolio managers of the JPMorgan Insurance Trust Small Cap Equity Portfolio:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
JPMorgan Insurance Trust Small Cap Equity Portfolio
Christopher T. Blum	15	4,244	6	833	7	517
Dennis S. Ruhl	15	4,244	6	833	7	517

The following table shows information regarding all of the other accounts managed by Christopher T. Blum and Dennis S. Ruhl, portfolio managers of the JPMorgan Insurance Trust Small Cap Equity Portfolio that have advisory fees wholly or partly based on performance:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
JPMorgan Insurance Trust Small Cap Equity Portfolio
Christopher T. Blum	0	0	1	29	2	50
Dennis S. Ruhl	0	0	1	29	2	50

Ownership of Securities

Neither Mr. Blum nor Mr. Ruhl own any shares of the JPMorgan Insurance Trust Small Cap Equity Portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-SAI-407

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Small Cap Equity Portfolio
(Class 2 Shares)

Supplement dated April 11, 2007
to the Class 2 Shares Prospectus dated August 16, 2006

Effective immediately, the paragraph regarding the Small Cap Equity Portfolio under “The Portfolio Managers” section on page 10 is hereby deleted in its entirety and replaced with the following:

Small Cap Equity Portfolio

The portfolio management team is led by Christopher T. Blum, Managing Director of JPMIM and CFA charterholder, and Dennis S. Ruhl, Vice President of JPMIM and CFA charterholder. Mr. Blum has been a portfolio manager for JPMIM or one of its affiliates since 2001. Mr. Ruhl has been an employee of JPMIM or one of its affiliates since 1999, becoming a portfolio manager in 2001.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-407